As filed with the Securities and Exchange Commission on June 1, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09038

The Olstein Funds
(Exact name of registrant as specified in charter)

4 Manhattanville Road
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Robert A. Olstein
4 Manhattanville Road
Purchase, NY 10577
(Name and address of agent for service)

1-800-799-2113
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

The Olstein All Cap Value Fund
Schedule of Investments as of March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Aerospace & Defense - 0.8%
Lockheed Martin Corporation	61,000	$5,076,420

Air Freight & Logistics - 0.7%
FedEx Corp.	51,000	4,763,400

Beverages - 4.8%
The Coca-Cola Company	130,000	7,150,000
Constellation Brands, Inc. - Class A (a)	197,000	3,238,680
Dr Pepper Snapple Group, Inc.	345,000	12,133,650
Molson Coors Brewing Company - Class B	191,000	8,033,460
		30,555,790
Biotechnology - 2.3%
Charles River Laboratories International, Inc. (a)	214,000	8,412,340
Life Technologies Corporation (a)	117,000	6,115,590
		14,527,930
Business Services - 1.5%
Hewitt Associates, Inc. - Class A (a)	235,000	9,348,300

Capital Markets - 4.4%
BlackRock, Inc.	20,000	4,355,200
The Charles Schwab Corporation	277,000	5,177,130
Legg Mason, Inc.	414,000	11,869,380
Morgan Stanley	217,000	6,355,930
		27,757,640
Chemicals - 1.4%
E. I. du Pont de Nemours & Company	240,000	8,937,600

Commercial Services & Supplies - 2.2%
Cintas	371,000	10,421,390
Korn/Ferry International (a)	195,000	3,441,750
		13,863,140
Communications Equipment - 3.7%
Cisco Systems, Inc. (a)	267,700	6,968,231
CommScope, Inc. (a)	407,000	11,404,140
QUALCOMM Incorporated	115,000	4,828,850
		23,201,221
Computers & Peripherals - 4.9%
Dell Inc. (a)	509,800	7,652,098
Hewlett-Packard Company	205,000	10,895,750
International Business Machines Corporation (IBM)	36,200	4,642,650
NCR Corporation (a)	560,000	7,728,000
		30,918,498
Consumer Finance - 2.4%
American Express Company	148,000	6,106,480
Equifax Inc.	261,800	9,372,440
		15,478,920
Containers & Packaging - 2.6%
Pactiv Corporation (a)	199,000	5,010,820
Sealed Air Corporation	268,000	5,649,440
Sonoco Products Company	189,000	5,819,310
		16,479,570
Diversified Financial Services - 2.3%
AllianceBernstein Holding LP	471,000	14,440,860

Electronic Equipment & Instruments - 2.1%
Agilent Technologies, Inc. (a)	152,000	5,227,280
Thermo Fisher Scientific, Inc. (a)	162,000	8,333,280
		13,560,560
Food & Staples Retailing - 1.1%
Sysco Corporation	230,000	6,785,000

Health Care Equipment & Supplies - 9.0%
Becton, Dickinson and Company	105,000	8,266,650
CareFusion Corporation (a)	420,000	11,100,600
Covidien PLC (b)	152,000	7,642,560
DENTSPLY International Inc.	165,000	5,750,250
Hospira, Inc. (a)	105,000	5,948,250
Stryker Corporation	190,000	10,871,800
Zimmer Holdings, Inc. (a)	132,000	7,814,400
		57,394,510
Health Care Products - 0.7%
Johnson & Johnson	70,000	4,564,000

Health Care Providers & Services - 1.2%
Quest Diagnostics Incorporated	92,600	5,397,654
Henry Schein, Inc. (a)	39,000	2,297,100
		7,694,754
Household Durables - 2.1%
Harman International Industries, Incorporated	211,600	9,898,648
Snap-on, Incorporated	87,000	3,770,580
		13,669,228
Household Products - 2.2%
Kimberly-Clark Corporation	121,900	7,665,072
The Procter & Gamble Company	100,000	6,327,000
		13,992,072
Industrial Conglomerates - 3.9%
3M Co.	75,000	6,267,750
Teleflex Incorporated	160,000	10,251,200
Tyco International Ltd. (b)	218,000	8,338,500
		24,857,450
Insurance - 4.8%
The Chubb Corporation	162,000	8,399,700
Fidelity National Financial, Inc. - Class A	455,000	6,743,100
Hanover Insurance Group Inc.	137,900	6,013,819
W. R. Berkley Corporation	353,500	9,222,815
		30,379,434
IT Services - 1.2%
Accenture PLC - Class A (b)	179,100	7,513,245

Machinery - 3.5%
Cummins Inc.	93,000	5,761,350
Ingersoll-Rand Co. - Class A (b)	290,000	10,112,300
Pall Corporation	150,000	6,073,500
		21,947,150
Management Consulting Services - 1.4%
ABB Limited - ADR (b)	410,000	8,954,400

Media - 1.5%
The Walt Disney Company	275,000	9,600,250

Multiline Retail - 1.9%
Macy's, Inc.	550,000	11,973,500

Office Electronics - 1.9%
Xerox Corporation	1,250,000	12,187,500

Oil & Gas - 0.9%
Exxon Mobil Corporation	90,000	6,028,200

Restaurants - 4.3%
Brinker International, Inc.	324,000	6,246,720
Burger King Holdings Inc.	416,000	8,844,160
McDonald's Corporation	92,000	6,138,240
Ruby Tuesday, Inc. (a)	601,000	6,352,570
		27,581,690
Semiconductor & Semiconductor Equipment - 5.2%
Intel Corporation	875,000	19,477,500
Novellus Systems, Inc. (a)	315,000	7,875,000
Teradyne, Inc. (a)	485,000	5,417,450
		32,769,950
Software - 3.2%
Microsoft Corporation	485,000	14,195,950
Teradata Corporation (a)	210,000	6,066,900
		20,262,850
Specialty Retail - 10.9%
Bed Bath & Beyond, Inc. (a)	146,000	6,388,960
Collective Brands, Inc. (a)	410,000	9,323,400
The Gap, Inc.	281,000	6,493,910
The Home Depot, Inc.	290,000	9,381,500
Lowe's Companies, Inc.	390,000	9,453,600
PetSmart, Inc.	318,000	10,163,280
RadioShack Corporation	522,000	11,812,860
The TJX Companies, Inc.	140,000	5,952,800
		68,970,310
TOTAL COMMON STOCKS (Cost $512,141,958)		616,035,342

SHORT-TERM INVESTMENTS - 3.6%
Money Market Mutual Funds (c) - 3.6%
The AIM STIT - Liquid Assets Portfolio - Institutional Shares, 0.13%	5,837,843	5,837,843
Fidelity Institutional Money Market - Money Market Portfolio - Class I, 0.21%	16,910,587	16,910,587

TOTAL SHORT-TERM INVESTMENTS (Cost $22,748,430)		22,748,430

TOTAL INVESTMENTS - 100.6%
(Cost $534,890,388)		638,783,772

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%		(3,965,743)

TOTAL NET ASSETS - 100.0%		$634,818,029

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

	Cost of investments	$534,890,388
	Gross unrealized appreciation	119,677,825
	Gross unrealized depreciation	(15,784,441)
	Net unrealized appreciation	$103,893,384

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to
Financial Statements section in the Fund's most recent semi-annual or annual report.

The Olstein Strategic Opportunities Fund
Schedule of Investments as of March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Beverages - 1.7%
Constellation Brands, Inc. - Class A (a)	17,000	$279,480

Biotechnology - 3.6%
Charles River Laboratories International, Inc. (a)	10,000	393,100
Life Technologies Corporation (a)	4,000	209,080
		602,180
Business Services - 4.5%
Barrett Business Services, Inc.	26,000	352,560
Hewitt Associates, Inc. - Class A (a)	10,000	397,800
		750,360
Capital Markets - 6.4%
Janus Capital Group Inc.	29,000	414,410
Legg Mason, Inc.	23,000	659,410
		1,073,820
Commercial Services & Supplies - 4.2%
Brady Corporation - Class A	9,000	280,080
Cintas	15,000	421,350
		701,430
Communications Equipment - 3.7%
CommScope, Inc. (a)	22,000	616,440

Computers & Peripherals - 3.6%
NCR Corporation (a)	44,000	607,200

Consumer Services - 2.4%
Hillenbrand, Inc.	18,000	395,820

Diversified Financial Services - 3.5%
AllianceBernstein Holding LP	19,000	582,540

Electronic Equipment & Instruments - 1.6%
Rofin-Sinar Technologies, Inc. (a)	12,000	271,440

Food & Staples Retailing - 1.5%
Nash Finch Company	7,500	252,375

Health Care Equipment & Supplies - 5.6%
CONMED Corporation (a)	13,000	309,530
DENTSPLY International Inc.	6,000	209,100
Medical Action Industries, Inc. (a)	34,000	417,180
		935,810
Household Durables - 4.6%
Harman International Industries, Incorporated	10,700	500,546
Snap-on, Incorporated	6,000	260,040
		760,586
Industrial Conglomerates - 6.6%
Standex International Corporation	13,000	335,010
Teleflex Incorporated	12,000	768,840
		1,103,850
Insurance - 4.0%
Fidelity National Financial, Inc. - Class A	22,000	326,040
W. R. Berkley Corporation	13,000	339,170
		665,210
Machinery - 5.1%
Columbus McKinnon Corporation (a)	24,000	380,880
The Middleby Corporation (a)	8,000	460,720
		841,600
Multiline Retail - 4.1%
Macy's, Inc.	31,000	674,870

Office Electronics - 5.0%
Xerox Corporation	62,000	604,500
Zebra Technologies Corporation - Class A (a)	8,000	236,800
		841,300
Restaurants - 12.3%
Brinker International, Inc.	18,000	347,040
Burger King Holdings Inc.	19,000	403,940
The Cheesecake Factory Incorporated (a)	9,500	257,070
Cracker Barrel Old Country Store Inc.	6,000	278,280
Jack in the Box Inc. (a)	13,000	306,150
Ruby Tuesday, Inc. (a)	44,000	465,080
		2,057,560
Semiconductor & Semiconductor Equipment - 5.0%
Entegris Inc. (a)	73,000	367,920
Teradyne, Inc. (a)	41,000	457,970
		825,890
Specialty Retail - 8.2%
Collective Brands, Inc. (a)	20,000	454,800
The Finish Line, Inc. - Class A	23,000	375,360
RadioShack Corporation	24,000	543,120
		1,373,280
TOTAL COMMON STOCKS (Cost $13,940,689)		16,213,041

SHORT-TERM INVESTMENTS - 2.9%
Money Market Funds (b) - 2.9%
The AIM STIT - Liquid Assets Portfolio - Institutional Shares, 0.13%	206,136	206,136
Fidelity Institutional Money Market - Money Market Portfolio - Class I, 0.21%	275,709	275,709

TOTAL SHORT-TERM INVESTMENTS (Cost $481,845)		481,845

TOTAL INVESTMENTS - 100.1%
(Cost $14,422,534)		16,694,886

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(12,307)

TOTAL NET ASSETS - 100.0%		$16,682,579

(a) Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	14,422,534
Gross unrealized appreciation	2,870,672
Gross unrealized depreciation	(598,320)
Net unrealized appreciation	2,272,352

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to
Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Value Measurement Summary at March 31, 2010

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' net assets as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
All Cap Value Fund
Equity
Consumer Discretionary	$ 128,024,398	$ -	$ -	$ 128,024,398
Consumer Staples	51,332,862	-	-	51,332,862
Energy	6,028,200	-	-	6,028,200
Financials	78,684,414	-	-	78,684,414
Health Care	91,665,074	-	-	91,665,074
Industrials	77,277,360	-	-	77,277,360
Information Technology	141,428,844	-	-	141,428,844
Manufacturing	21,187,840	-	-	21,187,840
Materials	20,406,350	-	-	20,406,350
Total Equity	616,035,342	-	-	616,035,342
Short-Term Investments	22,748,430	-	-	22,748,430
Total Investments in Securities	$ 638,783,772	$ -	$ -	$ 638,783,772

Strategic Opportunities Fund
Equity
Consumer Discretionary	$ 5,002,076	$ -	$ -	$ 5,002,076
Consumer Staples	531,855	-	-	531,855
Financials	2,321,570	-	-	2,321,570
Health Care	2,306,830	-	-	2,306,830
Industrials	2,155,630	-	-	2,155,630
Information Technology	3,560,070	-	-	3,560,070
Manufacturing	335,010	-	-	335,010
Total Equity	16,213,041	-	-	16,213,041
Short-Term Investments	481,845	-	-	481,845
Total Investments in Securities	$ 16,694,886	$ -	$ -	$ 16,694,886

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Item 2. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Olstein Funds

By (Signature and Title /s/ Robert A. Olstein
Robert A. Olstein, President

Date           5/27/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Robert A. Olstein
 Robert A. Olstein, President

Date           5/27/10

By (Signature and Title) /s/ Michael Luper
 Michael Luper, Treasurer

Date           5/27/10